As filed with the Securities and Exchange Commission on August 20, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2014 to June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.
Fund Name : Neuberger Berman MLP Income Fund Inc.
07/01/2014 - 06/30/2015

Cedar Fair, L.P.
Ticker	Security ID:	Meeting Date		Meeting Status
FUN	CUSIP 150185106	06/03/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Daniel J. Hanrahan	Mgmt	For	For	For
1.2	Elect Lauri Shanahan	Mgmt	For	For	For
1.3	Elect Debra Smithart-Oglesby	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For
3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Energy Transfer Partners, L.P.
Ticker	Security ID:	Meeting Date		Meeting Status
ETP	CUSIP 29273R109	11/20/2014		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Amendment to the 2008 Long-Term Incentive Plan	Mgmt	For	For	For
2	Right to Adjourn Meeting	Mgmt	For	For	For

NuStar GP Holdings, LLC
Ticker	Security ID:	Meeting Date		Meeting Status
NSH	CUSIP 67059L102	04/22/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect James F. Clingman, Jr.	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For

ONEOK, Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
OKE	CUSIP 682680103	05/20/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Elect James C. Day	Mgmt	For	For	For
2	Elect Julie H. Edwards	Mgmt	For	For	For
3	Elect William L. Ford	Mgmt	For	For	For
4	Elect John W. Gibson	Mgmt	For	For	For
5	Elect Steven J. Malcolm	Mgmt	For	For	For
6	Elect Jim W. Mogg	Mgmt	For	For	For
7	Elect Pattye L. Moore	Mgmt	For	For	For
8	Elect Gary D. Parker	Mgmt	For	For	For
9	Elect Eduardo A. Rodriguez	Mgmt	For	For	For
10	Elect Terry K. Spencer	Mgmt	For	For	For
11	Ratification of Auditor	Mgmt	For	For	For
12	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Regency Energy Partners LP
Ticker	Security ID:	Meeting Date		Meeting Status
RGP	CUSIP 75885Y107	04/28/2015		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Merger/Acquisition	Mgmt	For	For	For
2	Right to Adjourn Meeting	Mgmt	For	For	For
3	Advisory Vote on Golden Parachutes	Mgmt	For	For	For

Spectra Energy Corp.
Ticker	Security ID:	Meeting Date		Meeting Status
SE	CUSIP 847560109	04/28/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Elect Gregory L. Ebel	Mgmt	For	For	For
2	Elect F. Anthony Comper	Mgmt	For	For	For
3	Elect Austin A. Adams	Mgmt	For	For	For
4	Elect Joseph Alvarado	Mgmt	For	For	For
5	Elect Pamela L. Carter	Mgmt	For	Against	Against
6	Elect Clarence P. Cazalot, Jr.	Mgmt	For	For	For
7	Elect Peter B. Hamilton	Mgmt	For	For	For
8	Elect Miranda C. Hubbs	Mgmt	For	For	For
9	Elect Michael McShane	Mgmt	For	For	For
10	Elect Michael G. Morris	Mgmt	For	For	For
11	Elect Michael E.J. Phelps	Mgmt	For	For	For
12	Ratification of Auditor	Mgmt	For	For	For
13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
14	ShrHoldr Proposal Regarding Political Contributions and Expenditures Report	ShrHoldr	Against	Against	For
15	ShrHoldr Proposal Regarding Lobbying Report	ShrHoldr	Against	Against	For

Suburban Propane Partners, L.P.
Ticker	Security ID:	Meeting Date		Meeting Status
SPH	CUSIP 864482104	05/13/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Harold R. Logan, Jr.	Mgmt	For	For	For
1.2	Elect John H. Stookey	Mgmt	For	For	For
1.3	Elect John D. Collins	Mgmt	For	For	For
1.4	Elect Jane M. Swift	Mgmt	For	For	For
1.5	Elect Lawrence C. Caldwell	Mgmt	For	For	For
1.6	Elect Matthew J. Chanin	Mgmt	For	For	For
1.7	Elect Michael A. Stivala	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For
3	Amendment to the 2009 Restricted Unit Plan	Mgmt	For	For	For
4	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Williams Companies, Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
WMB	CUSIP 969457100	05/21/2015		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Elect Alan S. Armstrong	Mgmt	For	For	For
2	Elect Joseph R. Cleveland	Mgmt	For	For	For
3	Elect Kathleen B. Cooper	Mgmt	For	For	For
4	Elect John A. Hagg	Mgmt	For	For	For
5	Elect Juanita H. Hinshaw	Mgmt	For	For	For
6	Elect Ralph Izzo	Mgmt	For	For	For
7	Elect Frank T. MacInnis	Mgmt	For	Against	Against
8	Elect Eric W. Mandelblatt	Mgmt	For	For	For
9	Elect Keith A. Meister	Mgmt	For	For	For
10	Elect Steven Nance	Mgmt	For	For	For
11	Elect Murray D. Smith	Mgmt	For	For	For
12	Elect Janice D. Stoney	Mgmt	For	For	For
13	Elect Laura A. Sugg	Mgmt	For	For	For
14	Ratification of Auditor	Mgmt	For	For	For
15	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Williams Partners L.P.
Ticker	Security ID:	Meeting Date		Meeting Status
WPZ	CUSIP 96950F104	01/28/2015		Voted
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	Merger	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: August 20, 2015